Notes Payable	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Notes Payable	Notes Payable

Amended Credit Agreement

In the fourth quarter of 2017, we entered into a credit agreement (“2017 Credit Agreement”) that provided for an unsecured $3.0 billion, 364-day delayed-draw term loan credit facility, which was available in up to three borrowings. In the fourth quarter of 2018, we entered into an amended credit agreement (“Amended Credit Agreement”) which amends and restates in its entirety the existing 2017 Credit Agreement. The Amended Credit Agreement provides for an unsecured $5.0 billion, 364-day delayed-draw term loan credit facility, which is available in up to four separate borrowings. Borrowings and other amounts payable under the Amended Credit Agreement are guaranteed by PayPal, Inc. Subject to specified conditions, we may designate one or more of our subsidiaries as additional borrowers under the Amended Credit Agreement provided that we and PayPal, Inc. guarantee all borrowings and other obligations of any such subsidiaries under the Amended Credit Agreement. As of December 31, 2018, no subsidiaries were designated as additional borrowers. Funds borrowed under the Amended Credit Agreement may be used to repurchase equity securities from shareholders, to repay intercompany debt, and for other general corporate purposes of the Company and our subsidiaries.

Loans under the Amended Credit Agreement bear interest at either (i) the London Interbank Offered Rate (“LIBOR”) plus a margin (based on our public debt ratings) ranging from 1.00 percent to 1.25 percent or (ii) a formula based on the agent bank's prime rate, the New York Federal Reserve Bank rate (the greater of the federal funds effective rate and the overnight bank funding rate), or LIBOR plus a margin (based on our public debt ratings) ranging from zero percent to 0.25 percent. The Amended Credit Agreement will terminate and all amounts owed thereunder will be due and payable in November 2019, unless the commitments are terminated earlier, either at our request or, if an event of default occurs, by the lenders (or automatically in the case of certain bankruptcy-related events). Subject to certain exceptions, if we were to issue debt securities or enter into a credit facility, a corresponding portion of the aggregate commitments and outstanding loans under the Amended Credit Agreement will be terminated and be required to be paid, as applicable. The Amended Credit Agreement contains customary representations, warranties, affirmative and negative covenants, including financial covenants, events of default, and indemnification provisions in favor of the lenders. The negative covenants include restrictions regarding the incurrence of liens, subject to certain exceptions. The financial covenants require us to meet a quarterly financial test with respect to a minimum consolidated interest coverage ratio, which will be applicable under certain conditions based on our public debt ratings, and a maximum consolidated leverage ratio.

In the first quarter of 2018, we effected two drawdowns aggregating to $2.0 billion under the 2017 Credit Agreement, which were in addition to the outstanding balance of $1.0 billion as of December 31, 2017. In the second quarter of 2018, we repaid $1.0 billion of the borrowings outstanding under the 2017 Credit Agreement. The borrowings outstanding as of December 31, 2018 and 2017 bore interest at one-month LIBOR plus a margin of 1.125% resulting in a weighted average interest rate of 3.34% and 2.78%, respectively. As of December 31, 2018, $2.0 billion was outstanding under the Amended Credit Agreement. The total interest expense and fees we recorded related to the Amended Credit Agreement was $72 million for the year ended December 31, 2018. At December 31, 2018, $3.0 billion of borrowing capacity was available for the purposes permitted by the Amended Credit Agreement, subject to customary conditions to borrowing.

2015 Credit Agreement

In the third quarter of 2015, we entered into a credit agreement (“2015 Credit Agreement”) that provides for an unsecured $2.0 billion, five-year revolving credit facility that includes a $150 million letter of credit sub-facility and a $150 million swingline sub-facility, with available borrowings under the revolving credit facility reduced by the amount of any letters of credit and swingline borrowings outstanding from time to time. Borrowings and other amounts payable under the 2015 Credit Agreement are guaranteed by our PayPal, Inc. subsidiary. We may, subject to the agreement of the applicable lenders, increase the commitments under the revolving credit facility by up to $500 million. Subject to specified conditions, we may designate one or more of our subsidiaries as additional borrowers under the 2015 Credit Agreement provided that we and PayPal, Inc. guarantee all borrowings and other obligations of any such subsidiaries under the 2015 Credit Agreement. As of December 31, 2018, no subsidiaries were designated as additional borrowers. Funds borrowed under the 2015 Credit Agreement may be used for working capital, capital expenditures, acquisitions and other general corporate purposes.

Loans under the 2015 Credit Agreement will bear interest at either (i) LIBOR plus a margin (based on our public debt ratings) ranging from 1.00 percent to 1.625 percent or (ii) a formula based on the agent bank’s prime rate, the federal funds effective rate, or LIBOR plus a margin (based on our public debt ratings) ranging from zero percent to 0.625 percent. Subject to specified conditions, we may designate one or more of our subsidiaries as additional borrowers under the 2015 Credit Agreement provided that we and PayPal, Inc. guarantee all borrowings and other obligations of any such subsidiaries under the 2015 Credit Agreement. The 2015 Credit Agreement will terminate and all amounts owed thereunder will be due and payable on July 17, 2020, unless (a) the commitments are terminated earlier, either at our request or, if an event of default occurs, by the lenders (or automatically in the case of certain bankruptcy-related events), or (b) the maturity date is extended upon our request, subject to the agreement of the lenders. The 2015 Credit Agreement contains customary representations, warranties, affirmative and negative covenants, including financial covenants, events of default, and indemnification provisions in favor of the banks. The negative covenants include restrictions regarding the incurrence of liens, subject to certain exceptions. The financial covenants require us to meet a quarterly financial test with respect to a minimum consolidated interest coverage ratio, which will be applicable under certain conditions based on our public debt ratings, and a maximum consolidated leverage ratio.

During the third quarter of 2017, we drew down $800 million under the 2015 Credit Agreement, which was repaid during the fourth quarter of 2017. The borrowing bore interest at one-month LIBOR plus a margin of 1.125% resulting in a weighted average interest rate of 2.36%. As of December 31, 2018, no borrowings or letters of credit were outstanding under the 2015 Credit Agreement. Accordingly, at December 31, 2018, $2.0 billion of borrowing capacity was available for the purposes permitted by the 2015 Credit Agreement subject to customary conditions to borrowing.